THE WRIGHT MANAGED EQUITY TRUST
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 598-8550
                            Telecopy: (617) 338-8054

                                  CERTIFICATION

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, The Wright Managed Equity Trust (1933 Act File No. 2-78047) certifies (a) that the forms of prospectus and statement of additional information dated May 1, 2008, used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 38 "Amendment No. 38") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 38 as filed electronically with the Commission (Accession No. 0000715165-08-000006) on April 29, 2008.

                      Wright Major Blue Chip Equities Fund
                     Wright Selected Blue Chip Equities Fund
                  Wright International Blue Chip Equities Fund

                                            THE WRIGHT MANAGED EQUITY TRUST



                                            By:      /s/ Janet E. Sanders
                                                    ----------------------
                                                     Janet E. Sanders
                                                     Secretary

Date:  May 2, 2008